UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Mount Vernon Associates, Inc.
Address:	6080 Falls Road, Suite 200
		Baltimore, Md 21209

13F File Number: 52-1453813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Nancy V. OHara
Title:	Vice President
Phone:	410-377-9780
Signature, Place, and Date of Signing:

	Nancy V. OHara Baltimore, Maryland February 5, 2010

Report Type (Check only one.):
[X] 13F HOLDING REPORT
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:	47

Form 13F Information Table Value Total:	109823

List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Telkonet Convertible Pfd A                                     289      120 SH       SOLE                      120
American Express Co.           COM              025816109     3181    78515 SH       SOLE                    78515
Amgen Inc.                     COM              031162100     1925    34020 SH       SOLE                    34020
Apple Inc.                     COM              037833100     5417    25704 SH       SOLE                    25704
Applied Materials Inc.         COM              038222105     1412   101310 SH       SOLE                   101310
Bank of America Corp           COM              060505104     1674   111151 SH       SOLE                   111151
Bristol-Myers Squibb Co.       COM              110122108     2445    96818 SH       SOLE                    96818
CIT Group Inc.                 COM              125581801      358    12956 SH       SOLE                    12956
Capital One Financial Corp.    COM              14040H105      731    19070 SH       SOLE                    19070
Caterpillar Inc                COM              149123101     1112    19520 SH       SOLE                    19520
Cisco Systems Inc.             COM              17275R102      262    10950 SH       SOLE                    10950
Citigroup, Inc.                COM              172967101      335   101150 SH       SOLE                   101150
Conseco, Inc.                  COM              208464883      122    24500 SH       SOLE                    24500
Costco Wholesale Corp          COM              22160K105     3627    61300 SH       SOLE                    61300
Deere & Company                COM              244199105      270     5000 SH       SOLE                     5000
Discover Financial Services    COM              254709108     2426   164900 SH       SOLE                   164900
DuPont de Nemours & Co.        COM              263534109     2287    67925 SH       SOLE                    67925
EMC Corporation                COM              268648102     3827   219060 SH       SOLE                   219060
Energy Transfer Partners LP    COM              29273R109     1533    34100 SH       SOLE                    34100
Exxon Mobil Corporation        COM              30231G102     3457    50697 SH       SOLE                    50697
Flextronics International Ltd. COM              Y2573F102     3822   522785 SH       SOLE                   522785
General Electric Co            COM              369604103     2257   149177 SH       SOLE                   149177
Hartford Financial Services    COM              416515104     3638   156400 SH       SOLE                   156400
Honeywell Intl Inc             COM              438516106     2851    72739 SH       SOLE                    72739
IBM Corp                       COM              459200101     5889    44985 SH       SOLE                    44985
Illinois Tool Works Inc.       COM              452308109     1543    32155 SH       SOLE                    32155
Intel Corporation              COM              458140100     4456   218444 SH       SOLE                   218444
JPMorgan Chase & Co            COM              46625H100     3220    77279 SH       SOLE                    77279
Legg Mason Inc.                COM              524901105     2532    83965 SH       SOLE                    83965
Lowes Companies Inc.           COM              548661107     3333   142513 SH       SOLE                   142513
Micron Technology Inc          COM              595112103     1693   160295 SH       SOLE                   160295
Microsoft Corporation          COM              594918104     3090   101373 SH       SOLE                   101373
Morgan Stanley                 COM              617446448     3682   124385 SH       SOLE                   124385
Motorola Inc.                  COM              620076109      803   103517 SH       SOLE                   103517
Nokia Corporation              COM              654902204     1598   124350 SH       SOLE                   124350
Pfizer Inc.                    COM              717081103     2021   111078 SH       SOLE                   111078
Seagate Technology             COM              G7945J104      737    40510 SH       SOLE                    40510
Smithfield Foods Inc           COM              832248108     1804   118785 SH       SOLE                   118785
Telkonet, Inc.                 COM              879604106      275  1571700 SH       SOLE                  1571700
Teva Pharmaceutical            COM              881624209     3346    59559 SH       SOLE                    59559
Texas Instruments, Inc.        COM              882508104     3321   127450 SH       SOLE                   127450
Verizon Communications, Inc.   COM              92343V104     3920   118312 SH       SOLE                   118312
Wells Fargo & Co               COM              949746101     3223   119406 SH       SOLE                   119406
Windstream Corporation         COM              97381W104     2422   220400 SH       SOLE                   220400
Wyndham Worldwide Corp         COM              98310W108     4258   211115 SH       SOLE                   211115
eBay Inc.                      COM              278642103     3397   144375 SH       SOLE                   144375
Storage Computer Corp.                          86211A101        0   672775 SH       SOLE                   672775